CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) (USD $)	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011
Capital in Excess of Par Value
Dividends per share declared (usd per share)		$ 0.05
Retained Earnings
Dividends per share declared (usd per share)	$ 0.20	$ 0.15